Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Disclosure of Cash Flow Information
	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)

Non-cash interest on acquisition consideration payable*	-	$240	$940
Cash paid for interest	$533	$548	$602
Cash paid for income taxes	$17,829	$14,103	$18,475
* recorded within interest expense